Promissory note and Other Loans (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Working capital facility	$ 1,511	$ 1,522
Issued to lender	118	621
Promissory notes	47	109
Settlement fee on promissory note	126
Interest on VTB loan	77	35
Lease interest	380	365
Equity issuance costs	84	71
Warrant issuance costs	134	38
Changes in FV of derivative warrants	(361)
Accretion on promissory note	0
Other bank interest		12
Accretion on Government Loans	294	260
Finance costs	2,474	3,033
Cash
Statement [Line Items]
Working capital facility	1,543	1,522
Issued to lender	0	0
Settlement fee on promissory note	126
Interest on VTB loan	77	35
Lease interest	380	365
Equity issuance costs	84	71
Warrant issuance costs	134
Changes in FV of derivative warrants	0
Accretion on promissory note	0
Other bank interest	0	12
Accretion on Government Loans	0	0
Finance costs	2,391	2,114
Promissory notes	47	109
Non-Cash
Statement [Line Items]
Working capital facility	0	0
Issued to lender	118	621
Lease interest	0	0
Equity issuance costs	0	0
Warrant issuance costs	0	38
Changes in FV of derivative warrants	(361)
Accretion on promissory note	32
Other bank interest		0
Accretion on Government Loans	294	260
Finance costs	83	919
Promissory notes	$ 0	$ 0